INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2018
Income (loss) per share attributable to equity holders of the Company:
INCOME (LOSS) PER SHARE
Note 23: -	Income (Loss) per Share

a.	Details of the number of shares and income (loss) used in the computation of income (loss) per share

	Year Ended December 31,
	2018		2017		2016
	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Loss Attributed to equity holders of the Company
		U.S. Dollars in thousands		U.S. Dollars in thousands		U.S. Dollars in thousands

For the computation of basic income (loss)	40,275,374	$22,296	37,970,697	$6,901	36,418,833	$(6,733)
Effect of potential dilutive ordinary shares	170,043	-	74,400	-	-	-

For the computation of diluted income (loss)	40,445,417	$22,296	38,045,097	$6,901	36,418,833	$(6,733)

b.	The computation of the diluted income per share in 2018 and 2017 took into account the options and RSs due to their dilutive effect.